BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Mar. 31, 2026
Basis Of Preparation And Summary Of Significant Accounting Policies
BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). They do not include all of the information required in annual financial statements in accordance with International Financial Reporting Standards (“IFRS”), and should be read in conjunction with the audited consolidated financial statements and related footnotes on Form 20-F for the nine months ended September 30, 2025 as filed with the Securities and Exchange Commission. The accompanying unaudited condensed consolidated interim financial statements reflect all normal recurring adjustments which, in the opinion of management, are necessary for a fair statement of the results for the interim periods presented. Results for the six months ended March 31, 2026 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

Effective January 1, 2024, the Company changed its financial statements presentation of its reporting currency from RMB to USD or (US: $). Financial information for all periods presented in the filing were recast into the new reporting currency using a methodology consistent with IAS 21. Accordingly, the interim consolidated financial statements as of March 31, 2026 and September 30, 2025, and for the six months ended March 31, 2026 and 2025 were presented in USD, unless otherwise stated. They were approved for issue by the Audit Committee of the Board of Directors and the Board of Directors on June 30, 2026.

These interim financial statements have been prepared in accordance with the same accounting policies adopted in the 2025 annual financial statements, and accounting policy changes that are expected to be reflected in the 2026 annual financial statements. Details of any changes in accounting policies are set out in note 3.

These interim financial statements contain condensed consolidated financial statements and selected explanatory notes. The notes include an explanation of events and transactions that are significant to an understanding of the changes in financial position and performance of the Group since the 2025 annual financial statements.